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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000      Houston, Texas   77046

(Address of principal executive offices)             (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas   77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:          10/31

Date of reporting period:       01/31/13

Item 1. Schedule of Investments.

Invesco Charter Fund Quarterly Schedule of Portfolio Holdings January 31, 2013 invesco.com/us CHT-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.14%

Aerospace & Defense–0.73%

Boeing Co. (The)	550,612	$40,673,708

Air Freight & Logistics–0.81%

FedEx Corp.	440,000	44,638,000

Application Software–1.48%

Adobe Systems Inc. (b)	2,162,053	81,790,465

Asset Management & Custody Banks–1.67%

Northern Trust Corp.	1,799,955	92,643,684

Auto Parts & Equipment–0.87%

Johnson Controls, Inc.	1,556,721	48,398,456

Biotechnology–1.16%

Gilead Sciences, Inc. (b)	1,626,544	64,167,161

Brewers–1.20%

Molson Coors Brewing Co. -Class B	1,472,725	66,537,715

Casinos & Gaming–1.34%

Las Vegas Sands Corp.	1,347,437	74,445,894

Communications Equipment–5.07%

Cisco Systems, Inc.	4,147,757	85,319,362
F5 Networks, Inc. (b)	569,348	59,713,218
QUALCOMM, Inc.	1,250,878	82,595,474
Telefonaktiebolaget LM Ericsson -ADR (Sweden)	4,582,081	53,152,140
		280,780,194

Construction Materials–0.46%

CRH PLC (Ireland)	1,173,344	25,267,369

Consumer Finance–1.95%

American Express Co.	1,836,995	108,033,676

Department Stores–1.48%

Macy’s, Inc.	2,077,944	82,099,567

Diversified Banks–1.16%

U.S. Bancorp	1,934,146	64,020,233

Diversified Chemicals–0.40%

Dow Chemical Co. (The)	680,405	21,909,041

Electric Utilities–1.03%

Duke Energy Corp.	830,268	57,072,622

Electronic Manufacturing Services–1.41%

TE Connectivity Ltd. (Switzerland)	2,008,243	78,080,488

Environmental & Facilities Services–1.14%

Waste Management, Inc.	1,730,921	62,970,906

	Shares	Value

Food Retail–1.28%

Kroger Co. (The)	2,562,104	$70,970,281

General Merchandise Stores–1.11%

Target Corp.	1,018,000	61,497,380

Gold–0.78%

Agnico-Eagle Mines Ltd. (Canada)	339,322	15,551,127
Kinross Gold Corp. (Canada)	3,377,812	27,799,393
		43,350,520

Health Care Distributors–0.46%

Cardinal Health, Inc.	580,813	25,445,418

Health Care Equipment–1.88%

Baxter International Inc.	622,560	42,234,470
Covidien PLC	989,438	61,681,565
		103,916,035

Heavy Electrical Equipment–0.66%

ABB Ltd. (Switzerland)	1,697,664	36,306,906

Home Improvement Retail–1.37%

Lowe’s Cos., Inc.	1,984,645	75,793,593

Household Products–1.28%

Procter & Gamble Co. (The)	941,221	70,742,170

Industrial Conglomerates–1.85%

General Electric Co.	4,606,764	102,638,702

Industrial Gases–1.25%

Air Products & Chemicals, Inc.	789,048	68,986,467

Industrial Machinery–0.87%

Illinois Tool Works Inc.	766,720	48,173,018

Insurance Brokers–1.21%

Marsh & McLennan Cos., Inc.	1,897,084	67,308,540

Integrated Oil & Gas–2.23%

Exxon Mobil Corp.	950,000	85,471,500
Occidental Petroleum Corp.	428,167	37,794,301
		123,265,801

Internet Software & Services–1.32%

eBay Inc. (b)	1,310,931	73,320,371

Investment Banking & Brokerage–0.90%

Charles Schwab Corp. (The)	3,006,057	49,690,122

IT Consulting & Other Services–0.73%

International Business Machines Corp.	199,097	40,430,628

Life Sciences Tools & Services–2.77%

Agilent Technologies, Inc.	1,719,629	77,004,987
Thermo Fisher Scientific, Inc.	1,061,324	76,563,913
		153,568,900

See accompanying notes which are an integral part of this schedule. Invesco Charter Fund

	Shares	Value

Managed Health Care–1.74%

Humana Inc.	530,000	$39,410,800
UnitedHealth Group Inc.	1,033,981	57,086,091
		96,496,891

Multi-Line Insurance–0.38%

American International Group, Inc. (b)	556,316	21,045,434

Office Services & Supplies–0.59%

Pitney Bowes Inc.	2,278,000	32,825,980

Oil & Gas Equipment & Services–5.04%

Cameron International Corp. (b)	778,986	49,317,604
Halliburton Co.	1,541,706	62,716,600
National Oilwell Varco Inc.	1,113,721	82,571,275
Weatherford International Ltd. (b)	6,329,617	84,500,387
		279,105,866

Oil & Gas Exploration & Production–3.02%

Anadarko Petroleum Corp.	604,231	48,350,565
EOG Resources, Inc.	361,000	45,117,780
Pioneer Natural Resources Co.	629,000	73,932,660
		167,401,005

Packaged Foods & Meats–3.60%

Danone S.A. (France)	942,380	65,313,734
Kellogg Co.	2,290,000	133,965,000
		199,278,734

Paper Products–0.82%

International Paper Co.	1,100,000	45,562,000

Pharmaceuticals–13.38%

Eli Lilly & Co.	850,770	45,677,841
GlaxoSmithKline PLC -ADR (United Kingdom)	1,417,000	64,629,370
Johnson & Johnson	1,206,000	89,147,520
Merck & Co., Inc.	1,862,198	80,540,064
Novartis AG -ADR (Switzerland)	1,912,732	129,721,484
Pfizer Inc.	3,375,648	92,087,677
Roche Holding AG (Switzerland)	521,878	115,232,002
Sanofi -ADR (France)	2,369,388	115,341,808
Zoetis Inc. (b)	323,440	8,409,440
		740,787,206

Property & Casualty Insurance–3.87%

Berkshire Hathaway Inc. -Class A (b)	780	113,782,500
Progressive Corp. (The)	4,459,658	100,297,708
		214,080,208

Railroads–0.82%

Union Pacific Corp.	346,705	45,577,839

Semiconductors–3.19%

Analog Devices, Inc.	2,237,690	97,652,791
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	78,910,345
		176,563,136

	Shares	Value

Systems Software–4.10%

Microsoft Corp.	3,636,211	$99,886,716
Symantec Corp. (b)	5,837,584	127,084,204
		226,970,920

Wireless Telecommunication Services–1.28%

Vodafone Group PLC (United Kingdom)	26,064,511	71,143,239
Total Common Stocks & Other Equity Interests (Cost $3,795,663,093)		4,825,772,489

Money Market Funds–12.03%

Liquid Assets Portfolio –Institutional Class (c)	332,939,120	332,939,120
Premier Portfolio –Institutional Class (c)	332,939,120	332,939,120
Total Money Market Funds (Cost $665,878,240)		665,878,240
TOTAL INVESTMENTS–99.17% (Cost $4,461,541,333)		5,491,650,729
OTHER ASSETS LESS LIABILITIES–0.83%		46,041,925
NET ASSETS–100.00%		$5,537,692,654

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule. Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1   -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Charter Fund

A.	Security Valuations –(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Charter Fund

E.	Foreign Currency Contracts –(continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,235,934,107	$255,716,622	$--	$5,491,650,729

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $713,472,175 and $482,116,452, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,060,747,080
Aggregate unrealized (depreciation) of investment securities	(36,914,428)
Net unrealized appreciation of investment securities	$1,023,832,652
Cost of investments for tax purposes is $4,467,818,077.

Invesco Charter Fund

Invesco Constellation Fund Quarterly Schedule of Portfolio Holdings January 31, 2013 invesco.com/us CST-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.41%

Aerospace & Defense–2.42%

Boeing Co. (The)	419,475	$30,986,618
United Technologies Corp.	325,017	28,461,739
		59,448,357

Air Freight & Logistics–1.17%

Expeditors International of Washington, Inc.	671,927	28,825,668

Apparel Retail–1.00%

Gap, Inc. (The)	754,155	24,645,785

Apparel, Accessories & Luxury Goods–1.37%

Coach, Inc.	191,224	9,752,424
Prada S.p.A. (Italy)	2,090,800	18,790,618
Prada S.p.A. (Italy)(b)	584,000	5,248,575
		33,791,617

Application Software–4.11%

Autodesk, Inc. (c)	319,897	12,437,595
Citrix Systems, Inc. (c)	608,919	44,548,514
Salesforce.com, Inc. (c)	256,416	44,136,886
		101,122,995

Automobile Manufacturers–1.71%

General Motors Co. (c)	1,328,108	37,306,554
Tesla Motors, Inc. (c)	126,255	4,735,825
		42,042,379

Biotechnology–4.18%

Amgen Inc.	301,212	25,741,578
Biogen Idec Inc. (c)	84,542	13,195,315
Celgene Corp. (c)	286,268	28,329,081
Gilead Sciences, Inc. (c)	898,070	35,428,862
		102,694,836

Brewers–0.99%

Anheuser-Busch InBev N.V. -ADR (Belgium)	274,902	24,356,317

Broadcasting–1.08%

CBS Corp. -Class B	635,245	26,502,421

Cable & Satellite–6.33%

Comcast Corp. -Class A	718,916	27,376,321
DIRECTV (c)	1,059,770	54,196,638
DISH Network Corp. -Class A	1,989,339	74,142,665
		155,715,624

Casinos & Gaming–0.98%

Las Vegas Sands Corp.	434,778	24,021,485

	Shares	Value

Communications Equipment–4.15%

QUALCOMM, Inc.	1,360,517	$89,834,938
Telefonaktiebolaget LM Ericsson -ADR (Sweden)	1,051,355	12,195,718
		102,030,656

Computer Hardware–5.47%

Apple Inc.	295,461	134,526,348

Computer Storage & Peripherals–1.38%

EMC Corp. (c)	1,382,394	34,020,716

Construction & Engineering–0.97%

Foster Wheeler AG (Switzerland)(c)	911,154	23,790,231

Construction & Farm Machinery & Heavy Trucks–1.79%

Cummins Inc.	384,494	44,151,446

Consumer Finance–1.49%

Capital One Financial Corp.	650,258	36,622,531

Data Processing & Outsourced Services–1.84%

Visa Inc. -Class A	286,245	45,200,948

Department Stores–0.45%

Macy’s, Inc.	279,779	11,054,068

Diversified Banks–1.00%

Wells Fargo & Co.	703,440	24,500,815

Fertilizers & Agricultural Chemicals–2.85%

Monsanto Co.	386,230	39,144,410
Mosaic Co. (The)	505,768	30,978,290
		70,122,700

General Merchandise Stores–0.84%

Dollar General Corp. (c)	445,554	20,593,506

Health Care Equipment–0.95%

Abbott Laboratories	464,260	15,729,129
Intuitive Surgical, Inc. (c)	13,094	7,520,932
		23,250,061

Health Care Services–0.59%

Express Scripts Holding Co. (c)	270,787	14,465,442

Health Care Technology–0.37%

Cerner Corp. (c)	110,222	9,098,826

Home Improvement Retail–1.69%

Home Depot, Inc. (The)	326,854	21,873,070
Lowe’s Cos., Inc.	518,961	19,819,120
		41,692,190

See accompanying notes which are an integral part of this schedule. Invesco Constellation Fund

	Shares	Value

Hypermarkets & Super Centers–0.34%

Wal-Mart Stores, Inc.	121,133	$8,473,253

Industrial Conglomerates–3.72%

Danaher Corp.	474,188	28,418,087
General Electric Co.	2,827,087	62,987,498
		91,405,585

Industrial Machinery–0.97%

Ingersoll-Rand PLC	464,113	23,850,767

Internet Retail–3.88%

Amazon.com, Inc. (c)	134,623	35,742,406
Priceline.com Inc. (c)	87,055	59,673,591
		95,415,997

Internet Software & Services–8.62%

Baidu, Inc. -ADR (China)(c)	153,404	16,613,653
eBay Inc. (c)	687,862	38,472,122
Facebook Inc. -Class A (c)	2,170,151	67,209,577
Google Inc. -Class A (c)	118,870	89,828,870
		212,124,222

Investment Banking & Brokerage–1.91%

Goldman Sachs Group, Inc. (The)	318,203	47,049,496

IT Consulting & Other Services–1.35%

Cognizant Technology Solutions Corp. -Class A (c)	423,840	33,135,811

Life Sciences Tools & Services–0.72%

Thermo Fisher Scientific, Inc.	246,125	17,755,458

Movies & Entertainment–0.82%

Walt Disney Co. (The)	373,190	20,107,477

Oil & Gas Equipment & Services–5.16%

Cameron International Corp. (c)	269,959	17,091,104
National Oilwell Varco Inc.	176,757	13,104,764
Schlumberger Ltd.	448,021	34,968,039
Weatherford International Ltd. (c)	4,621,718	61,699,936
		126,863,843

Oil & Gas Exploration & Production–1.01%

Anadarko Petroleum Corp.	311,018	24,887,660

Oil & Gas Refining & Marketing–0.36%

Marathon Petroleum Corp.	118,178	8,769,989

Packaged Foods & Meats–0.90%

Mondelez International Inc. -Class A	799,842	22,227,609

Pharmaceuticals–4.78%

Allergan, Inc.	210,392	22,093,264
Johnson & Johnson	475,272	35,132,106
Pfizer Inc.	2,076,103	56,636,090
Zoetis Inc. (c)	144,672	3,761,472
		117,622,932

	Shares	Value

Property & Casualty Insurance–0.94%

ACE Ltd.	270,434	$23,076,133

Railroads–0.99%

Union Pacific Corp.	185,358	24,367,163

Restaurants–1.16%

Chipotle Mexican Grill, Inc. (c)	36,387	11,171,173
Starbucks Corp.	307,579	17,261,333
		28,432,506

Semiconductors–1.36%

Broadcom Corp. -Class A	281,136	9,122,863
Maxim Integrated Products, Inc.	769,723	24,207,789
		33,330,652

Specialized REIT’s–1.89%

American Tower Corp.	611,932	46,598,622

Systems Software–2.11%

Check Point Software Technologies Ltd. (Israel)(c)(d)	427,500	21,375,000
Oracle Corp.	856,957	30,430,543
		51,805,543

Trucking–0.85%

J.B. Hunt Transport Services, Inc.	312,011	20,988,980

Wireless Telecommunication Services–2.40%

Sprint Nextel Corp. (c)	10,501,185	59,121,672
Total Common Stocks & Other Equity Interests (Cost $1,863,607,403)		2,395,699,338

Money Market Funds–2.72%

Liquid Assets Portfolio –Institutional Class (e)	33,519,221	33,519,221
Premier Portfolio –Institutional Class (e)	33,519,221	33,519,221
Total Money Market Funds (Cost $67,038,442)		67,038,442
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.13% (Cost $1,930,645,845)		2,462,737,780

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.54%

Liquid Assets Portfolio - Institutional Class (Cost $13,266,385)(e)(f)	13,266,385	13,266,385
TOTAL INVESTMENTS–100.67% (Cost $1,943,912,230)		2,476,004,165
OTHER ASSETS LESS LIABILITIES–(0.67)%		(16,531,339)
NET ASSETS–100.00%		$2,459,472,826

See accompanying notes which are an integral part of this schedule. Invesco Constellation Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	All or a portion of this security was out on loan at January 31, 2013.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule. Invesco Constellation Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Constellation Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco Constellation Fund

E.	Foreign Currency Translations – (continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,476,004,165	$—	$—	$2,476,004,165

Invesco Constellation Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $345,330,416 and $399,591,429, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$547,498,958
Aggregate unrealized (depreciation) of investment securities	(23,866,542)
Net unrealized appreciation of investment securities	$523,632,416
Cost of investments for tax purposes is $1,952,371,749.

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Constellation Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco American Franchise Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Invesco Constellation Fund

Invesco Disciplined Equity Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	DEQ-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–97.56%

Aerospace & Defense–3.06%

Boeing Co. (The)	36,050	$2,663,013
United Technologies Corp.	93,603	8,196,815
		10,859,828

Apparel Retail–0.93%

TJX Cos., Inc. (The)	73,203	3,307,311

Apparel, Accessories & Luxury Goods–1.42%

VF Corp.	34,143	5,038,824

Asset Management & Custody Banks–1.22%

BlackRock, Inc.	18,296	4,322,979

Automobile Manufacturers–0.47%

Ford Motor Co.	129,285	1,674,241

Cable & Satellite–1.78%

Comcast Corp. -Class A	165,884	6,316,863

Communications Equipment–2.15%

Cisco Systems, Inc.	371,931	7,650,621

Computer Hardware–3.80%

Apple Inc.	29,632	13,491,746

Computer Storage & Peripherals–2.28%

EMC Corp. (b)	205,865	5,066,338
NetApp, Inc. (b)	84,570	3,044,520
		8,110,858

Data Processing & Outsourced Services–7.44%

Alliance Data Systems Corp. (b)	23,210	3,657,896
Automatic Data Processing, Inc.	140,459	8,327,814
Fidelity National Information Services, Inc.	96,603	3,584,937
Fiserv, Inc. (b)	79,103	6,352,762
Visa Inc. -Class A	28,682	4,529,175
		26,452,584

Diversified Banks–3.91%

U.S. Bancorp	160,780	5,321,818
Wells Fargo & Co.	246,513	8,586,048
		13,907,866

Diversified Metals & Mining–1.22%

Freeport-McMoRan Copper & Gold Inc.	123,480	4,352,670

	Shares	Value

Drug Retail–2.58%

CVS Caremark Corp.	107,651	$5,511,731
Walgreen Co.	91,755	3,666,530
		9,178,261

Environmental & Facilities Services–1.46%

Republic Services, Inc.	162,366	5,177,852

Footwear–0.90%

NIKE, Inc. -Class B	59,307	3,205,543

General Merchandise Stores–3.29%

Dollar General Corp. (b)	81,575	3,770,396
Target Corp.	130,824	7,903,078
		11,673,474

Health Care Equipment–3.55%

Covidien PLC	108,680	6,775,111
Stryker Corp.	93,275	5,843,679
		12,618,790

Health Care Services–2.45%

Express Scripts Holding Co. (b)	162,969	8,705,804

Industrial Conglomerates–4.82%

Danaher Corp.	127,222	7,624,414
General Electric Co.	426,559	9,503,735
		17,128,149

Industrial Gases–2.26%

Praxair, Inc.	72,608	8,013,745

Internet Software & Services–2.61%

Google Inc. -Class A (b)	12,259	9,264,004

Managed Health Care–4.56%

Aetna Inc.	174,444	8,413,434
UnitedHealth Group Inc.	141,000	7,784,610
		16,198,044

Metal & Glass Containers–1.56%

Crown Holdings, Inc. (b)	146,460	5,544,975

Multi-Utilities–1.25%

PG&E Corp.	104,362	4,449,996

Oil & Gas Exploration & Production–6.78%

Anadarko Petroleum Corp.	107,904	8,634,478
Apache Corp.	70,136	5,874,591
EQT Corp.	51,433	3,055,635
QEP Resources Inc.	222,867	6,541,146
		24,105,850

See accompanying notes which are an integral part of this schedule.

Invesco Disciplined Equity Fund

	Shares	Value

Oil & Gas Storage & Transportation–5.99%

Kinder Morgan Inc.	171,290	$6,416,523
Spectra Energy Corp.	148,041	4,112,579
Williams Cos., Inc. (The)	306,856	10,755,303
		21,284,405

Other Diversified Financial Services–4.98%

Bank of America Corp.	445,210	5,039,777
Citigroup Inc.	95,283	4,017,131
JPMorgan Chase & Co.	183,831	8,649,249
		17,706,157

Packaged Foods & Meats–2.40%

H.J. Heinz Co.	140,821	8,537,977

Pharmaceuticals–3.32%

Johnson & Johnson	73,595	5,440,142
Merck & Co., Inc.	146,952	6,355,674
		11,795,816

Railroads–0.82%

Union Pacific Corp.	22,055	2,899,350

Restaurants–2.19%

McDonald’s Corp.	81,485	7,764,706

Soft Drinks–1.40%

PepsiCo, Inc.	68,528	4,992,265

Specialized Finance–0.89%

CME Group Inc. -Class A	54,575	3,156,618

Systems Software–7.82%

BMC Software, Inc. (b)	93,144	3,870,133
Check Point Software Technologies Ltd. (Israel)(b)	99,645	4,982,250
Microsoft Corp.	303,208	8,329,124
Oracle Corp.	298,525	10,600,623
		27,782,130
Total Common Stocks (Cost $279,631,856)		346,670,302

Money Market Funds–2.35%

Liquid Assets Portfolio –Institutional Class (c)	4,172,394	4,172,394
Premier Portfolio –Institutional Class (c)	4,172,394	4,172,394
Total Money Market Funds (Cost $8,344,788)		8,344,788
TOTAL INVESTMENTS–99.91% (Cost $287,976,644)		355,015,090
OTHER ASSETS LESS LIABILITIES–0.09%		333,784
NET ASSETS–100.00%		$355,348,874

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Disciplined Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Disciplined Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$355,015,090	$--	$--	$355,015,090

Invesco Disciplined Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $37,237,952 and $15,050,634, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$66,010,972
Aggregate unrealized (depreciation) of investment securities	(1,314,998)
Net unrealized appreciation of investment securities	$64,695,974
Cost of investments for tax purposes is $290,319,116.

Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	DDI-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.10%

Aerospace & Defense–3.67%

General Dynamics Corp.	1,607,336	$106,566,377
Raytheon Co.	2,039,705	107,451,659
		214,018,036

Air Freight & Logistics–1.30%

United Parcel Service, Inc. -Class B	955,470	75,759,216

Apparel Retail–0.54%

TJX Cos., Inc. (The)	696,815	31,482,102

Apparel, Accessories & Luxury Goods–0.49%

Columbia Sportswear Co.	560,642	28,643,200

Asset Management & Custody Banks–2.40%

Federated Investors, Inc. -Class B	3,511,750	83,088,005
Legg Mason, Inc.	2,054,954	56,819,478
		139,907,483

Auto Parts & Equipment–1.48%

Johnson Controls, Inc.	2,778,403	86,380,549

Brewers–2.93%

Heineken N.V. (Netherlands)	2,426,110	170,617,741

Building Products–1.90%

Masco Corp.	6,019,704	110,702,356

Consumer Finance–0.62%

Capital One Financial Corp.	636,581	35,852,242

Data Processing & Outsourced Services–1.69%

Automatic Data Processing, Inc.	1,656,346	98,204,754

Distillers & Vintners–0.19%

Treasury Wine Estates (Australia)	2,248,986	11,143,107

Drug Retail–1.83%

Walgreen Co.	2,674,260	106,863,430

Electric Utilities–7.26%

American Electric Power Co., Inc.	2,283,990	103,441,907
Duke Energy Corp.	1,176,660	80,883,608
Entergy Corp.	877,200	56,667,120
Exelon Corp.	3,062,497	96,284,906
Pepco Holdings, Inc.	2,760,175	53,878,616
PPL Corp.	1,058,647	32,066,418
		423,222,575

Food Distributors–1.73%

Sysco Corp.	3,181,474	101,075,429

	Shares	Value

Gas Utilities–1.25%

AGL Resources Inc.	1,736,091	$72,568,604

General Merchandise Stores–1.89%

Target Corp.	1,821,807	110,055,361

Health Care Equipment–2.98%

Medtronic, Inc.	1,387,623	64,663,232
Stryker Corp.	1,739,067	108,952,547
		173,615,779

Hotels, Resorts & Cruise Lines–1.82%

Accor S.A. (France)	926,720	36,178,801
Marriott International Inc. -Class A	1,743,713	69,713,646
		105,892,447

Household Products–4.31%

Kimberly-Clark Corp.	1,577,067	141,163,267
Procter & Gamble Co. (The)	1,464,418	110,065,657
		251,228,924

Housewares & Specialties–1.23%

Newell Rubbermaid Inc.	3,040,111	71,381,806

Industrial Machinery–1.96%

Pentair Ltd.	2,253,073	114,185,740

Integrated Oil & Gas–1.81%

Exxon Mobil Corp.	259,996	23,391,840
Total S.A. (France)	1,509,097	81,824,669
		105,216,509

Integrated Telecommunication Services–0.80%

AT&T Inc.	1,331,612	46,326,781

Investment Banking & Brokerage–1.96%

Charles Schwab Corp. (The)	6,911,075	114,240,070

Life & Health Insurance–2.81%

Lincoln National Corp.	1,955,262	56,663,493
Prudential Financial, Inc.	645,739	37,375,373
StanCorp Financial Group, Inc.	1,786,229	69,466,446
		163,505,312

Motorcycle Manufacturers–0.68%

Harley-Davidson, Inc.	760,120	39,845,490

Movies & Entertainment–1.31%

Time Warner Inc.	1,513,398	76,456,867

Multi-Utilities–3.03%

Dominion Resources, Inc.	968,048	52,381,077
PG&E Corp.	798,216	34,035,930
Sempra Energy	1,200,060	90,064,503
		176,481,510

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Office Services & Supplies–1.01%

Avery Dennison Corp.	1,520,380	$58,549,834

Packaged Foods & Meats–7.45%

Campbell Soup Co.	3,018,389	110,805,060
General Mills, Inc.	4,173,637	175,042,336
Kraft Foods Group, Inc.	1,274,029	58,885,620
Mead Johnson Nutrition Co.	330,618	25,126,968
Mondelez International Inc. -Class A	2,314,860	64,329,960
		434,189,944

Paper Packaging–0.57%

Sonoco Products Co.	1,072,642	33,241,176

Paper Products–1.42%

International Paper Co.	1,999,254	82,809,101

Personal Products–0.98%

L’Oreal S.A. (France)	385,523	57,271,084

Pharmaceuticals–4.32%

Bristol-Myers Squibb Co.	751,448	27,157,331
Eli Lilly & Co.	1,936,074	103,947,813
Johnson & Johnson	1,411,746	104,356,264
Novartis AG (Switzerland)	237,050	16,133,362
		251,594,770

Property & Casualty Insurance–1.37%

Travelers Cos., Inc. (The)	1,019,284	79,973,023

Regional Banks–8.32%

Cullen/Frost Bankers, Inc.	583,258	34,348,064
Fifth Third Bancorp	5,487,674	89,394,209
M&T Bank Corp.	713,665	73,286,259
SunTrust Banks, Inc.	5,815,361	164,981,791
Zions Bancorp.	5,260,105	122,665,649
		484,675,972

Restaurants–0.54%

Brinker International, Inc.	962,724	31,519,584

Semiconductors–2.17%

Linear Technology Corp.	1,116,733	40,894,762
Texas Instruments Inc.	2,577,609	85,267,306
		126,162,068

Soft Drinks–0.88%

Coca-Cola Co. (The)	1,371,204	51,063,637

Specialized REIT’s–1.97%

Weyerhaeuser Co.	3,809,608	114,745,393

Systems Software–0.85%

Microsoft Corp.	1,799,314	49,427,156

Thrifts & Mortgage Finance–1.70%

Hudson City Bancorp, Inc.	11,585,186	99,053,340

	Shares	Value

Tobacco–1.68%

Altria Group, Inc.	2,089,483	$70,373,787
Philip Morris International Inc.	310,981	27,416,085
		97,789,872
Total Common Stocks & Other Equity Interests (Cost $4,309,908,000)		5,306,939,374

Money Market Funds–9.48%

Liquid Assets Portfolio –Institutional Class (b)	276,032,997	276,032,997
Premier Portfolio –Institutional Class (b)	276,032,996	276,032,996
Total Money Market Funds (Cost $552,065,993)		552,065,993
TOTAL INVESTMENTS–100.58% (Cost $4,861,973,993)		5,859,005,367
OTHER ASSETS LESS LIABILITIES–(0.58)%		(33,504,557)
NET ASSETS–100.00%		$5,825,500,810

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Diversified Dividend Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Diversified Dividend Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,842,872,005	$16,133,362	$--	$5,859,005,367
Foreign Currency Contracts*	--	(3,733,795)	--	(3,733,795)
Total Investments	$5,842,872,005	$12,399,567	$--	$5,855,271,572

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
02/15/13	State Street	EUR 103,230,482	USD 136,451,600	$140,185,395	$(3,733,795)

   Currency Abbreviations:

    EUR -- Euro

    USD – U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $288,197,380 and $103,476,066, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,055,438,243
Aggregate unrealized (depreciation) of investment securities	(58,677,489)
Net unrealized appreciation of investment securities	$996,760,754
Cost of investments for tax purposes is $4,862,244,613.

Invesco Diversified Dividend Fund

Invesco Summit Fund Quarterly Schedule of Portfolio Holdings January 31, 2013 invesco.com/us SUM-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.11%

Advertising–0.80%

Interpublic Group of Cos., Inc. (The)	1,061,365	$12,853,130

Aerospace & Defense–2.55%

Boeing Co. (The)	190,561	14,076,741
Precision Castparts Corp.	71,828	13,173,255
United Technologies Corp.	156,951	13,744,199
		40,994,195

Apparel Retail–1.28%

Gap, Inc. (The)	631,920	20,651,146

Apparel, Accessories & Luxury Goods–1.62%

Coach, Inc.	221,738	11,308,638
Michael Kors Holdings Ltd. (b)	100,695	5,652,010
Prada S.p.A. (Italy)(c)	1,004,700	9,029,527
		25,990,175

Application Software–1.33%

Cadence Design Systems, Inc. (b)	428,041	5,962,611
Citrix Systems, Inc. (b)	210,951	15,433,175
		21,395,786

Asset Management & Custody Banks–0.79%

Affiliated Managers Group, Inc. (b)	88,324	12,712,473

Auto Parts & Equipment–0.57%

Tenneco Inc. (b)	261,767	9,151,374

Automobile Manufacturers–0.86%

General Motors Co. (b)	494,803	13,899,016

Biotechnology–4.29%

Acorda Therapeutics Inc. (b)	428,244	12,367,687
Amgen Inc.	171,619	14,666,560
Celgene Corp. (b)	195,772	19,373,597
Gilead Sciences, Inc. (b)	573,478	22,623,707
		69,031,551

Broadcasting–2.14%

CBS Corp. -Class B	283,086	11,810,348
Scripps Networks Interactive -Class A	365,299	22,564,519
		34,374,867

Cable & Satellite–3.88%

Comcast Corp. -Class A	538,458	20,504,480
DIRECTV (b)	560,642	28,671,232
DISH Network Corp. -Class A	354,496	13,212,066
		62,387,778

	Shares	Value

Commodity Chemicals–0.56%

LyondellBasell Industries N.V. -Class A	141,801	$8,993,019

Communications Equipment–3.45%

Cisco Systems, Inc.	806,004	16,579,502
QUALCOMM, Inc.	468,494	30,934,659
Telefonaktiebolaget LM Ericsson -ADR (Sweden)(d)	684,549	7,940,769
		55,454,930

Computer Hardware–5.51%

Apple Inc.	194,677	88,638,385

Computer Storage & Peripherals–1.79%

EMC Corp. (b)	1,172,689	28,859,876

Construction & Engineering–1.20%

Fluor Corp.	89,981	5,833,468
Foster Wheeler AG (Switzerland)(b)	515,878	13,469,575
		19,303,043

Construction & Farm Machinery & Heavy Trucks–1.89%

Cummins Inc.	170,504	19,578,974
Joy Global Inc.	171,168	10,812,683
		30,391,657

Consumer Finance–0.73%

Capital One Financial Corp.	207,419	11,681,838

Data Processing & Outsourced Services–2.47%

Genpact Ltd.	740,548	12,404,179
MasterCard, Inc. -Class A	21,804	11,303,194
Visa Inc. -Class A	101,342	16,002,915
		39,710,288

Department Stores–0.99%

Macy’s, Inc.	404,359	15,976,224

Electrical Components & Equipment–1.59%

AMETEK, Inc.	339,132	13,901,021
Regal-Beloit Corp.	156,533	11,608,487
		25,509,508

Electronic Components–0.84%

Amphenol Corp. -Class A	199,500	13,480,215

Fertilizers & Agricultural Chemicals–1.79%

Monsanto Co.	148,791	15,079,968
Mosaic Co. (The)	222,629	13,636,026
		28,715,994

See accompanying notes which are an integral part of this schedule. Invesco Summit Fund

	Shares	Value

Food Retail–1.46%

Kroger Co. (The)	849,243	$23,524,031

General Merchandise Stores–0.80%

Dollar General Corp. (b)	277,936	12,846,202

Health Care Equipment–1.32%

Abbott Laboratories	288,890	9,787,593
Covidien PLC	183,339	11,429,353
		21,216,946

Health Care Services–0.83%

Express Scripts Holding Co. (b)	251,099	13,413,709

Heavy Electrical Equipment–0.69%

ABB Ltd. (Switzerland)	520,019	11,121,330

Home Improvement Retail–1.58%

Home Depot, Inc. (The)	246,957	16,526,363
Lowe’s Cos., Inc.	231,328	8,834,416
		25,360,779

Homebuilding–0.72%

PulteGroup Inc. (b)	560,014	11,614,690

Hotels, Resorts & Cruise Lines–1.02%

Noregian Cruise Line Holdings Ltd. (b)	232,647	6,134,901
Royal Caribbean Cruises Ltd.	284,087	10,283,950
		16,418,851

Household Products–1.04%

Procter & Gamble Co. (The)	222,057	16,689,804

Human Resource & Employment Services–0.77%

Robert Half International, Inc.	350,669	12,357,576

Hypermarkets & Super Centers–0.81%

Wal-Mart Stores, Inc.	186,417	13,039,869

Industrial Conglomerates–0.98%

Danaher Corp.	262,183	15,712,627

Industrial Gases–0.70%

Praxair, Inc.	102,030	11,261,051

Industrial Machinery–1.04%

Ingersoll-Rand PLC	326,689	16,788,548

Integrated Oil & Gas–1.52%

Occidental Petroleum Corp.	276,557	24,411,686

Internet Retail–2.20%

Amazon.com, Inc. (b)	73,624	19,547,172
Priceline.com Inc. (b)	23,115	15,844,639
		35,391,811

Internet Software & Services–5.49%

Baidu, Inc. -ADR (China)(b)	121,534	13,162,132

	Shares	Value

Internet Software & Services–(continued)

eBay Inc. (b)	212,753	$11,899,276
Facebook Inc. -Class A (b)	412,092	12,762,489
Google Inc. -Class A (b)	51,735	39,095,622
VeriSign, Inc. (b)	263,346	11,431,850
		88,351,369

Investment Banking & Brokerage–0.98%

Goldman Sachs Group, Inc. (The)	106,252	15,710,421

IT Consulting & Other Services–2.03%
Accenture PLC -Class A	225,346	16,200,124
Cognizant Technology Solutions Corp. -Class A (b)	211,129	16,506,065
		32,706,189

Life Sciences Tools & Services–0.37%

Thermo Fisher Scientific, Inc.	82,495	5,951,189

Metal & Glass Containers–0.33%

Greif Inc. -Class A	113,938	5,352,807

Oil & Gas Equipment & Services–2.96%
Cameron International Corp. (b)	342,123	21,659,807
Schlumberger Ltd.	238,532	18,617,423
Superior Energy Services, Inc. (b)	294,603	7,356,237
		47,633,467

Oil & Gas Exploration & Production–1.20%

Apache Corp.	230,631	19,317,653

Other Diversified Financial Services–1.31%

JPMorgan Chase & Co.	449,340	21,141,447

Packaged Foods & Meats–1.66%

Kraft Foods Group, Inc.	162,002	7,487,732
Mondelez International Inc. -Class A	693,483	19,271,893
		26,759,625

Pharmaceuticals–4.57%

AbbVie Inc.	288,890	10,599,374
Allergan, Inc.	122,199	12,832,117
Johnson & Johnson	200,909	14,851,193
Pfizer Inc.	1,219,071	33,256,257
Zoetis Inc. (b)	75,492	1,962,792
		73,501,733

Property & Casualty Insurance–0.55%

ACE Ltd.	103,211	8,806,995

Railroads–1.01%

Union Pacific Corp.	123,828	16,278,429

See accompanying notes which are an integral part of this schedule. Invesco Summit Fund

	Shares	Value

Regional Banks–1.94%

Fifth Third Bancorp	1,016,725	$16,562,450
First Republic Bank	411,116	14,672,730
		31,235,180

Restaurants–0.41%

Chipotle Mexican Grill, Inc. (b)	21,391	6,567,251

Semiconductors–2.31%

Avago Technologies Ltd.	309,108	11,056,793
Broadcom Corp. -Class A	254,380	8,254,631
Fairchild Semiconductor International, Inc. (b)	586,762	8,666,475
Maxim Integrated Products, Inc.	290,471	9,135,313
		37,113,212

Soft Drinks–2.71%

Coca-Cola Co. (The)	407,717	15,183,381
PepsiCo, Inc.	389,662	28,386,877
		43,570,258

Specialty Stores–0.80%

Vitamin Shoppe, Inc. (b)	211,743	12,933,262

Systems Software–3.75%

Check Point Software Technologies Ltd. (Israel)(b)	467,396	23,369,800
Microsoft Corp.	639,602	17,569,867
Oracle Corp.	545,610	19,374,611
		60,314,278

Technology Distributors–0.36%

Avnet, Inc. (b)	164,280	5,808,941

Trucking–1.14%

J.B. Hunt Transport Services, Inc.	271,583	18,269,388

Wireless Telecommunication Services–0.83%
SBA Communications Corp. -Class A (b)	78,491	5,467,683
Sprint Nextel Corp. (b)	1,399,861	7,881,218
		13,348,901
Total Common Stocks & Other Equity Interests (Cost $1,157,139,365)		1,561,997,973

Money Market Funds–2.12%

Liquid Assets Portfolio –Institutional Class (e)	16,987,806	16,987,806
Premier Portfolio –Institutional Class (e)	16,987,805	16,987,805
Total Money Market Funds (Cost $33,975,611)		33,975,611

	Shares	Value
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.23% (Cost $1,191,114,976)		$1,595,973,584

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.19%

Liquid Assets Portfolio - Institutional Class (Cost $3,104,200)(e)(f)	3,104,200	3,104,200
TOTAL INVESTMENTS–99.42% (Cost $1,194,219,176)		1,599,077,784
OTHER ASSETS LESS LIABILITIES–0.58%		9,386,727
NET ASSETS–100.00%		$1,608,464,511

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2013.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule. Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Summit Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Summit Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,587,956,454	$11,121,330	$--	$1,599,077,784

Invesco Summit Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $111,768,323 and $154,429,867, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$421,824,969
Aggregate unrealized (depreciation) of investment securities	(18,595,787)
Net unrealized appreciation of investment securities	$403,229,182
Cost of investments for tax purposes is $1,195,848,602.

Invesco Summit Fund

Item 2.   Controls and Procedures.

(a)	As of February 12, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule

30a-2(a) under the Investment Company Act of 1940, as amended.